SEGMENT REPORTING (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
United States [Member] | Land And Building [Member]
Segment Reporting Information [Line Items]
Long Lived Tangible Assets Located Outside Country	$ 104,327	$ 57,414